Financial instruments by category (Details) - KRW (₩) ₩ in Thousands		Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total		₩ 24,131,366	₩ 17,598,568
Total		103,350,280	19,433,366
Trade and other payables [Member]
IfrsStatementLineItems [Line Items]
Total	[1]	57,403,609	13,280,410
Short-term borrowings [member]
IfrsStatementLineItems [Line Items]
Total		11,171,899	3,764,000
Current Portion Of Long Term Borrowings Net [Member]
IfrsStatementLineItems [Line Items]
Total		2,200,000	2,108,956
Other Current Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Total		250,000	130,000
Long Term Borrowings Excluding Current Portion Net [Member]
IfrsStatementLineItems [Line Items]
Total		2,611,563
Other Noncurrent Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Total		220,000	150,000
Convertible Notes [Member]
IfrsStatementLineItems [Line Items]
Total		4,631,460
Convertible Note [Member]
IfrsStatementLineItems [Line Items]
Total		24,002,560
Warrants [member]
IfrsStatementLineItems [Line Items]
Total		528,772
Derivative Liabilities [Member]
IfrsStatementLineItems [Line Items]
Total		330,417
Cash and Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Total		8,364,432	4,150,572
Short-term financial instruments [Member]
IfrsStatementLineItems [Line Items]
Total	[2]		410,000
Accounts Receivable Trade Net [Member]
IfrsStatementLineItems [Line Items]
Total		4,380,886	9,210,441
Accounts Receivable Other Net [Member]
IfrsStatementLineItems [Line Items]
Total		536,134	130,482
Short Term Loans Net [Member]
IfrsStatementLineItems [Line Items]
Total		3,427,400	787,400
Other Current Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Total	[3]	735,110	40,000
Long Term Loans Net [Member]
IfrsStatementLineItems [Line Items]
Total		191,023
Other Noncurrent Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Total		2,180,055	1,803,220
Short-term financial instruments [Member]
IfrsStatementLineItems [Line Items]
Total		21,560	13,524
Long-term financial instruments [Member]
IfrsStatementLineItems [Line Items]
Total		310,908	322,538
Long Term Investment Securities [Member]
IfrsStatementLineItems [Line Items]
Total		₩ 3,983,858	₩ 730,391

[1]	Trade and other payables that are not financial liabilities are excluded.
[2]	Short-term financial instruments consist of time deposits and saving-based insurance. As of December 31, 2024, Korean Won 231,000 thousand of time deposits in banks are provided as collateral for employee loans and restricted for use.
[3]	Interest-bearing notes included in other current financial assets amount to Korean Won 410,000 thousand, of which Korean Won 330,000 thousand have been pledged as collateral for loans to employees.